Lease Liabilities (Tables)	12 Months Ended
Jan. 31, 2021
Lease liabilities [abstract]
Disclosure of Detailed Information About Undiscounted Contractual Maturity of Lease Liabilities

Undiscounted contractual maturity of lease liabilities

	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
Amounts payable:
Within one year	6,955	8,112
2 to 5 years inclusive	13,661	17,553
After 5 years	936	166
	24,059	25,831